Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Convertible preferred stock, par value	$ 0.0001	$ 0.0001
Convertible preferred stock, Shares authorized	0	33,336,283
Convertible preferred stock, Share issued	0	33,336,282
Convertible preferred stock, Shares Outstanding	0	33,336,282
Convertible preferred stock, Liquidation Preference	$ 0	$ 121,500
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, Shares authorized	10,000,000	33,336,283	10,329,266
Preferred stock, Shares issued	0	0
Preferred stock, Shares outstanding	0	0
Common stock, Par value	$ 0.001	$ 0.0001	$ 0.0001
Common stock, shares authorized	150,000,000	8,722,279	3,706,968
Common stock, Shares issued	14,817,762	875,279	875,279
Common stock, Shares outstanding	14,817,762	875,279	875,279
Preferred stock, Shares authorized	10,000,000	0
Series Seed One Redeemable Convertible Preferred Stock [Member]
Preferred stock, Shares authorized		6,500,000	6,500,000
Preferred stock, Shares issued		6,500,000	6,500,000
Preferred stock, Shares outstanding		6,500,000	6,500,000
Preferred Stock, Liquidation Preference, Value		$ 6,500,000	$ 6,500,000
Series Seed Two Redeemable Convertible Preferred Stock [Member]
Preferred stock, Shares authorized		3,829,265	3,829,265
Preferred stock, Shares issued		3,829,265	3,829,265
Preferred stock, Shares outstanding		3,829,265	3,829,265
Preferred Stock, Liquidation Preference, Value		$ 15,000,000	$ 15,000,000
Series A Redeemable Convertible Preferred Stock [Member]
Preferred stock, Shares authorized		23,007,017
Preferred stock, Shares issued		23,007,017
Preferred stock, Shares outstanding		23,007,017
Preferred Stock, Liquidation Preference, Value		$ 100,000,000	$ 100,000,000